COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	8.0%
BANKING	2.5%
Bank of New York Mellon Corp., 6.15% to 3/20/30, Series K(a)(b)(c)			132,400	$3,376,200
M&T Bank Corp., 7.50%, Series J(b)(c)			171,172	4,467,589
Morgan Stanley, 6.625%, Series Q(b)(c)			112,834	2,877,267
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)			81,018	1,914,455
U.S. Bancorp, 5.164% (3 Month USD Term SOFR + 0.862%, Floor 3.50%), Series B(b)(c)(d)			83,844	1,807,677
U.S. Bancorp, 5.584% (3 Month USD Term SOFR + 1.282%, Floor 3.50%), Series A(b)(c)(d)			1,511	1,300,971

				15,744,159

FINANCIAL SERVICES	0.9%
Brookfield Oaktree Holdings LLC, 6.55%, Series B(b)(c)			99,985	2,076,689
Brookfield Oaktree Holdings LLC, 6.625%, Series A(b)(c)			39,252	846,273
TPG Operating Group II LP, 6.95%, due 3/15/64(b)			113,258	2,831,450

				5,754,412

INDUSTRIAL SERVICES	1.0%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a)(c)			252,106	6,368,198

INSURANCE	1.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)			69,846	1,699,353
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(b)			127,655	3,218,183
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)			81,970	2,143,515
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(b)			68,732	1,758,165
Lincoln National Corp., 9.00%, Series D(b)(c)			74,292	1,976,167

				10,795,383

TELECOMMUNICATIONS	0.3%
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(b)			37,357	824,469
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(b)			40,539	896,723
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(b)			4,834	115,242

				1,836,434

UTILITIES	1.6%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(b)(d)			46,926	1,182,535
SCE Trust V, 5.45% to 3/15/26, Series K(a)(b)(c)			44,876	1,028,109
SCE Trust VII, 7.50%, Series M(b)(c)			201,086	4,624,978
SCE Trust VIII, 6.95%, Series N(b)(c)			126,253	2,867,206

				9,702,828

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$51,772,171)				50,201,414

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	138.3%
BANKING	83.2%
ABN AMRO Bank NV, 6.375% to 9/22/34 (Netherlands)(a)(c)(e)(f)		EUR	600,000	653,240
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(c)(e)(f)		EUR	2,200,000	2,488,882
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(a)(c)(e)(f)		EUR	2,000,000	2,109,994

	Principal Amount*		Value
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(c)(e)(f)	EUR	3,200,000	$3,625,572
Alpha Services & Holdings SA, 7.50% to 6/10/30 (Greece)(a)(c)(e)(f)	EUR	1,800,000	2,043,087
Alpha Services & Holdings SA, 11.875% to 2/8/28 (Greece)(a)(c)(e)(f)	EUR	800,000	1,007,776
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(c)(e)		3,041,000	3,309,441
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(c)(e)(f)	EUR	1,200,000	1,362,687
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(c)(e)		6,000,000	6,246,810
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(c)(e)		3,000,000	3,301,059
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(c)(e)		6,400,000	7,367,565
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		2,812,000	2,837,458
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		1,329,000	1,348,866
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(c)(e)(f)	EUR	1,000,000	1,093,479
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(b)		3,730,000	3,723,352
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)(c)		1,032,000	989,031
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(b)		3,200,000	3,178,348
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(b)		2,200,000	2,277,730
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(b)		5,200,000	5,450,968
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(c)		1,820,000	1,946,672
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(c)(e)		800,000	800,382
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(c)(e)		5,000,000	4,902,229
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(c)(e)		2,600,000	2,687,004
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(c)(e)(f)	GBP	4,000,000	5,387,292
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(c)(e)	GBP	2,000,000	2,738,552
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(c)(e)		8,400,000	9,234,548
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(c)(e)(g)		3,000,000	2,885,471
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(c)(e)(g)		7,400,000	6,388,407
BNP Paribas SA, 7.00% to 8/16/28 (France)(a)(c)(e)(g)		2,000,000	2,025,392
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(c)(e)(g)		2,800,000	2,812,704
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(c)(e)(g)		3,600,000	3,608,511
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)(g)		9,800,000	10,118,559
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(c)(e)(g)		2,600,000	2,707,830
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(c)(e)(g)		7,000,000	7,338,275
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(c)(e)(g)		2,600,000	2,785,317
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(a)(c)(e)(f)	EUR	800,000	882,384
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(c)(e)(f)	EUR	5,200,000	5,636,815
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(c)(e)(f)	EUR	1,600,000	1,866,323
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(c)(e)(f)	EUR	800,000	950,824
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		11,808,000	11,524,439
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		10,076,000	8,942,439
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(c)		712,000	705,796
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)		2,667,000	2,612,005
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(c)		808,000	814,824
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)		11,814,000	11,809,485
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(c)		7,328,000	7,615,734
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)		11,738,000	12,241,126
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)		5,755,000	5,764,675
CoBank ACB, 6.45% to 10/1/27, Series K(a)(c)		2,300,000	2,302,649
CoBank ACB, 7.125% to 1/1/30, Series M(a)(c)		2,250,000	2,290,790
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(c)(e)(f)		3,600,000	3,611,347
Commerzbank AG, 7.875% to 10/9/31 (Germany)(a)(c)(e)(f)	EUR	1,000,000	1,176,389
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(c)(e)(f)	GBP	2,200,000	2,942,711

	Principal Amount*			Value
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(c)(e)(g)(h)(i)		1,400,000		$112,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(c)(e)(g)(h)(i)		4,300,000		344,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(c)(e)(g)(h)(i)		2,400,000		192,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(c)(e)(f)	EUR	4,200,000		4,598,254
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(c)(e)(f)	EUR	3,200,000		3,644,257
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	2,200,000		2,482,685
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(c)(g)		3,725,000		3,725,000
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(c)		2,260,000		2,361,698
First Citizens BancShares, Inc., 8.533% (3 Month USD Term SOFR + 4.234%), Series B(c)(d)		4,674,000		4,818,141
First Horizon Bank, 5.401% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(b)(c)(d)(g)		14,750	†	10,620,000
Goldman Sachs Capital I, 6.345%, due 2/15/34(b)		1,326,000		1,401,029
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(c)		1,395,000		1,415,921
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		14,494,000		15,238,644
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		2,900,000		2,571,353
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		5,800,000		5,776,247
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(b)		1,900,000		2,025,262
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		2,000,000		2,008,714
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		2,000,000		2,005,968
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		2,600,000		2,742,839
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(c)		1,085,000		1,046,804
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(c)		2,553,000		2,544,666
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(c)(e)		600,000		502,899
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(c)(e)(f)		5,000,000		4,596,900
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(c)(e)		3,600,000		3,574,684
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(c)(e)(f)		5,700,000		5,778,375
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(c)(e)(f)		2,300,000		2,362,606
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(c)(e)(f)		6,800,000		7,151,050
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(c)(e)(f)	EUR	2,400,000		2,717,881
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(c)(e)(g)		3,400,000		3,404,442
JPMorgan Chase & Co., 4.00% to 7/1/25, Series II(a)(b)(c)		4,110,000		4,132,605
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		3,105,000		3,185,553
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		7,049,000		7,421,180
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(c)(e)(f)		2,400,000		2,386,164
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(c)(e)(f)	EUR	800,000		880,781
KeyCorp Capital III, 7.75%, due 7/15/29		2,000,000		2,125,707
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	1,200,000		1,274,147
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(c)(e)		4,200,000		4,002,847
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(c)(e)		1,800,000		1,810,606
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	2,800,000		3,530,997
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(c)(e)		1,600,000		1,664,438
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(c)(e)	GBP	1,200,000		1,601,637
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(c)		626,000		595,338
Mellon Capital IV, 5.131% (3 Month USD Term SOFR + 0.827%, Floor 4.00%), Series 1(b)(c)(d)		2,967,000		2,524,724
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(c)(e)(f)	GBP	1,200,000		1,541,380
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(c)(e)		2,400,000		2,402,152
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(c)(e)	GBP	2,000,000		2,514,822
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(c)(e)		3,600,000		3,788,561
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)(g)		2,000,000		2,011,090
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a)(c)(e)(f)	EUR	1,200,000		1,352,496
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		3,809,000		3,832,989

		Principal Amount*		Value
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)			4,850,000	$4,929,525
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)			6,579,000	6,629,132
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(c)			1,416,000	1,411,725
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)			800,000	812,500
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(c)(e)(g)			3,800,000	3,340,059
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(c)(e)(g)			5,400,000	5,268,896
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(c)(e)(g)			500,000	503,172
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(c)(e)(g)			3,800,000	3,794,906
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(c)(e)(g)			2,000,000	2,065,986
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(c)(e)(g)			6,200,000	6,552,197
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(c)(e)(g)			6,600,000	7,153,562
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(c)(e)(g)			3,000,000	2,656,603
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(c)(e)(g)			5,000,000	5,164,520
State Street Corp., 6.45% to 9/15/30, Series K(a)(c)			475,000	475,768
State Street Corp., 6.70% to 3/15/29, Series I(a)(c)			5,067,000	5,207,695
State Street Corp., 6.70% to 9/15/29, Series J(a)(c)			4,755,000	4,880,194
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,260,886
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(c)(e)(f)			1,000,000	1,033,125
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(c)(e)(f)			5,200,000	5,378,750
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(b)			2,300,000	2,317,377
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(b)			7,000,000	7,258,335
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			2,403,000	2,336,431
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			2,400,000	2,360,668
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(b)(c)			8,821,000	8,806,433
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(c)(e)(g)			6,000,000	5,152,802
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(c)(e)(g)			2,900,000	2,820,302
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(c)(e)(g)			5,000,000	4,983,467
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(c)(e)(g)			1,900,000	1,981,605
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(c)(e)(g)			6,800,000	7,402,072
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)			9,200,000	10,522,058
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(c)(e)(f)		EUR	2,000,000	2,216,154
USB Capital IX, 5.584% (3 Month USD Term SOFR + 1.282%, Floor 3.50%)(b)(c)(d)			5,943,000	5,146,734
USB Realty Corp., 5.711% (3 Month USD Term SOFR + 1.409%)(b)(c)(d)(g)			3,000,000	2,443,363
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)			943,000	934,896
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(c)(e)(f)		GBP	2,200,000	2,927,104
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(c)(e)(f)		GBP	500,000	731,600
Wells Fargo & Co., 5.95%, due 12/15/36(b)			1,832,000	1,852,295
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)(c)			10,453,000	10,873,326
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)(c)			9,810,000	10,503,891
Wells Fargo & Co., 7.95%, due 11/15/29, Series B(b)			445,000	503,273

				525,411,165

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	400,000	466,306
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	1,300,000	1,569,637

				2,035,943

ENERGY	0.9%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			2,396,000	2,363,891
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			3,415,000	3,492,862

				5,856,753

		Principal Amount*		Value
FINANCIAL SERVICES	3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(b)			2,410,000	$2,467,628
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(c)			1,080,000	1,056,790
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(c)			2,983,000	2,785,432
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(c)			4,314,000	3,720,803
Apollo Global Management, Inc., 6.00% to 9/15/34, due 12/15/54(a)(b)			568,000	550,054
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(b)(g)			2,503,000	2,420,463
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(c)			733,000	733,393
ILFC E-Capital Trust I, 6.117% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			4,585,000	3,829,885
ILFC E-Capital Trust II, 6.367% (3 Month USD Term SOFR + 2.062%), due 12/21/65(d)(g)			4,250,000	3,592,427

				21,156,875

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)			7,836,000	7,917,411

INSURANCE	17.2%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(c)(e)(f)		EUR	1,600,000	1,728,077
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)(g)			3,600,000	3,483,296
Allstate Corp., 7.523% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(d)			3,400,000	3,408,231
ASR Nederland NV, 6.50% to 4/2/35 (Netherlands)(a)(c)(e)(f)		EUR	2,800,000	3,014,299
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(a)(b)			2,624,000	2,604,953
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(c)(e)(f)		EUR	1,400,000	1,549,828
AXA SA, 8.60%, due 12/15/30 (France)(b)			1,290,000	1,524,211
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(a)(b)			1,660,000	1,653,339
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(b)			4,830,000	4,937,239
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(a)(c)(e)(f)		EUR	1,600,000	1,732,502
Credit Agricole SA, 5.875% to 3/23/35 (France)(a)(b)(c)(e)(f)		EUR	900,000	938,345
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			2,400,000	2,413,550
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(b)			3,155,000	3,081,849
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(b)			2,740,000	2,725,686
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(a)(g)			3,230,000	3,113,443
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(a)(g)			3,200,000	3,328,634
Hartford Insurance Group, Inc., 6.71% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(b)(d)(g)			9,885,000	9,124,294
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(a)(f)			1,979,000	1,856,710
Lincoln National Corp., 6.595% (3 Month USD Term SOFR + 2.302%), due 4/20/67(b)(d)			6,100,000	5,016,132
Lincoln National Corp., 6.942% (3 Month USD Term SOFR + 2.619%), due 5/17/66(b)(d)			4,000,000	3,292,868
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(c)			2,134,000	2,298,512
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(a)(b)(g)			7,800,000	7,792,074
MetLife Capital Trust IV, 7.875%, due 12/15/37(b)(g)			7,080,000	7,774,498
MetLife, Inc., 6.35% to 3/15/35, due 3/15/55, Series G(a)(b)			2,990,000	3,000,166
MetLife, Inc., 9.25%, due 4/8/38(b)(g)			6,150,000	7,272,129
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(b)			1,795,000	1,832,580
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46 (Australia)(a)(b)(f)			2,500,000	2,514,635
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(c)(g)			2,400,000	2,398,851
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(b)			2,380,000	2,349,417
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(c)(e)(f)			1,000,000	943,112
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(g)			3,515,000	3,260,162
SBL Holdings, Inc., 7.00% to 5/13/25(a)(c)(g)			2,075,000	2,049,232
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			3,400,000	3,380,185
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(c)			1,109,000	1,153,069

				108,546,108

		Principal Amount*		Value
PIPELINES	13.6%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(a)			1,924,000	$1,863,567
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)			4,534,000	4,480,985
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)			7,464,000	7,392,733
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(b)			3,280,000	3,317,976
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)			2,022,000	2,061,167
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(b)			825,000	849,043
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(a)			2,148,000	2,255,215
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)			4,579,000	4,833,624
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)			7,940,000	8,764,982
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(c)			3,020,000	3,023,989
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(c)			6,559,000	6,495,184
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(c)			5,991,000	6,077,101
Enterprise Products Operating LLC, 7.358% (3 Month USD Term SOFR + 3.039%), due 6/1/67(b)(d)			2,000,000	1,999,697
Enterprise Products Operating LLC, 7.571% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(b)(d)			4,592,000	4,578,144
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(a)(g)			3,490,000	3,535,433
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(a)(g)			3,760,000	3,818,393
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(a)			7,491,000	7,252,801
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(a)			4,404,000	4,120,752
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)			4,773,000	4,751,760
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			4,859,000	4,614,975

				86,087,521

REAL ESTATE	1.3%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(b)(g)			3,100,000	3,043,795
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(c)(f)		EUR	1,800,000	1,928,063
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(c)(f)		EUR	2,700,000	3,179,163

				8,151,021

TELECOMMUNICATIONS	1.2%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(a)			2,670,000	2,681,963
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(a)			3,300,000	3,305,567
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(c)(f)		EUR	1,600,000	1,836,004

				7,823,534

UTILITIES	15.9%
AES Corp., 6.95% to 4/15/30, due 7/15/55(a)			2,306,000	2,203,229
AES Corp., 7.60% to 10/15/29, due 1/15/55(a)			4,603,000	4,656,436
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)			5,322,000	5,073,612
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(a)(g)			3,220,000	3,184,538
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(a)			3,428,000	3,505,298
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(a)			5,617,000	5,722,044
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(a)(b)			1,140,000	1,126,181
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(a)			1,092,000	1,096,706
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(a)			2,750,000	2,798,972
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(a)			2,940,000	2,872,320
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(b)			1,955,000	1,946,154
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(b)			2,760,000	2,858,437
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(b)			1,340,000	1,411,764
Edison International, 7.875% to 3/15/29, due 6/15/54(a)			5,730,000	5,529,086
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)			3,871,000	3,893,039
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(b)			4,590,000	4,657,661

		Principal Amount*	Value
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(a)		2,695,000	$2,810,928
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(b)		2,640,000	2,603,346
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(a)(b)		1,420,000	1,414,598
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(b)		1,698,000	1,666,704
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(b)		2,860,000	2,870,230
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(b)		4,520,000	4,619,160
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(b)		4,694,000	4,764,025
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(b)		8,623,000	8,823,459
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(a)		2,300,000	2,278,454
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(a)		1,390,000	1,412,777
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(b)		3,040,000	2,864,193
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(b)		5,274,000	5,015,529
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(b)		4,652,000	4,617,971
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)(b)		1,945,000	1,893,553

			100,190,404

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$858,016,927)			873,176,735

CORPORATE BONDS	0.3%
INSURANCE	0.2%
SBL Holdings, Inc., 5.00%, due 2/18/31(b)(g)		1,324,000	1,190,002

UTILITIES	0.1%
Enel Finance International NV, 7.50%, due 10/14/32 (Italy)(b)(g)		800,000	905,770

TOTAL CORPORATE BONDS (Identified cost—$1,984,186)			2,095,772

		Shares
SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(j)		3,017,084	3,017,084
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(j)		6,687,252	6,687,252

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,704,336)			9,704,336

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$921,477,620)	148.1%		935,178,257
LIABILITIES IN EXCESS OF OTHER ASSETS	(48.1)		(303,887,619)

NET ASSETS	100.0%		$631,290,638

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)

$85,000,000	0.548%	Monthly	4.524%(k)	Monthly	9/15/25	$1,616,779	$(3,663)	$ 1,620,442
94,000,000	1.181%	Monthly	4.524%(k)	Monthly	9/15/26	3,814,673	(9,665)	3,824,338
90,000,000	0.930%	Monthly	4.524%(k)	Monthly	9/15/27	6,203,573	(12,034)	6,215,607
40,000,000	3.655%	Monthly	USD-SOFR-OIS(l)	Monthly	9/15/28	(161,593)	—	(161,593)
40,000,000	3.588%	Monthly	USD-SOFR-OIS(l)	Monthly	9/15/28	(85,285)	—	(85,285)

						$11,388,147	$(25,362)	$11,413,509

The total amount of all interest rate swap contracts as presented in the table above is representative of the volume of activity for this derivative type during the period ended March 31, 2025.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	EUR	2,800,000	USD	3,026,677	4/28/25	$ (5,202)
Brown Brothers Harriman	EUR	1,789,920	USD	1,934,825	4/28/25	(3,325)
Brown Brothers Harriman	EUR	57,662,323	USD	62,478,049	4/28/25	40,491
Brown Brothers Harriman	GBP	18,692,924	USD	24,195,840	4/28/25	50,687
Brown Brothers Harriman	USD	2,435,169	EUR	2,260,920	4/28/25	12,986

						$ 95,637

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed–rate coupon period.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $417,074,989 in aggregate has been pledged as collateral.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Variable rate. Rate shown is in effect at March 31, 2025.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $302,537,915 which represents 47.9% of the net assets of the Fund (32.0% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $115,222,578 which represents 18.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $218,410,597 which represents 34.6% of the net assets of the Fund, of which 1.8% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at March 31, 2025.
(l)	Represents a forward–starting interest rate swap contract with interest receipts and payments commencing on September 15, 2025 (effective date).

Country Summary	% of Managed Assets
United States	50.5
Canada	11.0
United Kingdom	9.0
France	8.3
Switzerland	3.8
Netherlands	3.5
Spain	3.4
Germany	2.1
Japan	1.4
Italy	1.1
Ireland	1.0
Sweden	0.9
Australia	0.8
Greece	0.5
Other (includes short-term investments)	2.7

100.0

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swap are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$50,201,414	$—	$—	$50,201,414
Preferred Securities—Over-the-Counter	—	873,176,735	—	873,176,735
Corporate Bonds	—	2,095,772	—	2,095,772
Short-Term Investments	—	9,704,336	—	9,704,336

Total Investments in Securities(a)	$50,201,414	$884,976,843	$—	$935,178,257

Forward Foreign Currency Exchange Contracts	$—	$104,164	$—	$104,164
Interest Rate Swap Contracts	—	11,660,387	—	11,660,387

Total Derivative Assets(a)	$—	$11,764,551	$—	$11,764,551

Forward Foreign Currency Exchange Contracts	$—	$(8,527)	$—	$(8,527)
Interest Rate Swap Contracts	—	(246,878)	—	(246,878)

Total Derivative Liabilities(a)	$—	$(255,405)	$—	$(255,405)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Schedule of Investments as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.